UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22833

TCG Financial Series Trust VIII

 (Exact name of registrant as specified in charter)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

(Address of Principal Executive Offices) (Zip Code)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

 (Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla, Esq.

Thompson Hine LLP

41 S. High Street

Columbus, OH 43215

(614) 469-3200

Registrant’s Telephone Number, including Area Code: (440) 922-0066

Date of fiscal year end: June 30

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

TCG Premier

Money Market Fund

Institutional Class (GRIXX)

June 30, 2016

SHAREHOLDER LETTER (UNAUDITED)

Dear Shareholder:

We are pleased to offer you this annual report for TCG Premier Money Market Fund for the 12-month period that ended June 30th, 2016. The period was marked by several important milestones:

•

Total net assets of the fund have increased from $0.5 million to $30.5 million with a 7-day effective and current yield of 0.40% and a one year total return of 0.32% as of June 30th, 2016.

Q2 2016 (03/31/16-06/30/16)	Fiscal Year (06/30/15-06/30/16)	Annualized Since Inception (07/3/14-06/30/16)
0.10%	0.32%	0.27%

•

Management of the funds was transferred to Catalyst Capital Advisors LLC effective September 3rd 2015. TCG Administrative Services LLC, became a service provider to Catalyst Capital Advisors LLC with administrative and research responsibility of establishing, maintaining, and servicing new and on-going bank relationships for the fund.

•

We are preparing to comply with the new money market fund regulations. The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. Money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions, (gate), if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

•

The Fund is classified as an Institutional prime money market fund and will transact at a floating, market-based NAV and may also be subject to liquidity fees and redemption gates under special circumstances as described above. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Additional requirements include increased disclosure, tighter diversification requirements, and enhanced stress-testing measures.

•

While there will be operational changes ahead, we do not anticipate broad changes to the way we manage the investments of our money market funds at this time in order to meet the new rules because we have always emphasized investments in US government securities and FDIC-insured bank deposits which places our funds in a the very unique position of being  the “Functional Equivalent” of a US Government Fund in terms of the credit quality of our portfolio.

•

The Fed began normalizing monetary policy. The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships. However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment.  While the Fed’s intention is to normalize the level of interest rates, it has found the path very slow due to uncertain economic progress domestically and the difficulties being experienced in the rest of the world economies.

Michael  Schoonover

Portfolio Manager

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal values may fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call Mutual Shareholder Services at 800-494-2755.

Investing in the Fund carries certain risks. Fixed income risks include interest rate and credit risk. Changes in short-term interest rates will cause changes to the fund’s yield. In addition, a low interest rate environment may prevent the fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share. Credit risk is the risk that the issuer of a security, or the counterparty to a repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The TCG Premier Money Market Fund is distributed by Arbor Court Capital, LLC, member FINRA.

TCG PREMIER MONEY MARKET FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund's investments by investment type as a percentage of net assets.

Please refer to the Schedule of Investments for a detailed analysis of the Fund's holdings.

TCG Premier Money Market Fund
Schedule of Investments
June 30, 2016

Security Description	Location of Investment	Coupon/Yield	Maturity/ Demand Date	Principal Amount or Shares	Value

BANK DEPOSITS - 93.99%
American Plus Bank N.A. *	California	1.00%	7/7/2016	$ 246,913	$ 246,913
Banco do Brazil *	Florida	0.25%	7/7/2016	1,035	1,035
Banesco *	Florida	1.00%	7/7/2016	247,521	247,521
Bangor Savings Bank *	Maine	0.90%	7/7/2016	245,181	245,181
Bank 7 *	Oklahoma	0.90%	7/7/2016	245,181	245,181
Bank of Commerce Stilwell *	Oklahoma	0.50%	7/7/2016	245,243	245,243
Bank of Internet *	California	0.80%	7/7/2016	245,435	245,435
Bank of North Carolina *	North Carolina	0.90%	7/7/2016	245,181	245,181
Bank of Santa Clarita *	California	0.75%	7/7/2016	246,218	246,218
Bank of the Cascades *	Oregon	0.75%	7/7/2016	249,500	249,500
Bank of the Ozarks *	Arkansas	0.50%	7/7/2016	245,296	245,296
Bank of Wisconsin Dells *	Wisconsin	0.65%	7/7/2016	245,131	245,131
BankUnited, FSB *	Florida	0.74%	7/7/2016	246,503	246,503
BBVA Compass *	Alabama	0.20%	7/7/2016	100,043	100,043
Berkshire Bank *	Massachusetts	0.75%	7/7/2016	245,151	245,151
Blackhawk Bank *	Wisconsin	0.55%	7/7/2016	246,209	246,209
C1 Bank *	Florida	0.55%	7/7/2016	245,993	245,993
Cardinal Bank *	Virginia	0.65%	7/7/2016	245,131	245,131
Centennial Bank * (a)	Arkansas	0.61%	7/7/2016	245,299	245,299
Centennial Bank * (a)	Arkansas	0.75%	7/7/2016	245,005	245,005
Central Bank and Trust Company *	Kansas	0.65%	7/7/2016	245,057	245,057
Central Bank of the Ozarks *	Missouri	0.90%	7/7/2016	245,181	245,181
CIT Bank *	California	0.55%	7/7/2016	245,596	245,596
City Bank Texas *	Texas	0.75%	7/7/2016	249,500	249,500
Coastal Community Bank *	Washington	0.70%	7/7/2016	245,792	245,792
CoBiz Bank * (a)	Colorado	0.65%	7/7/2016	245,131	245,131
CoBiz Bank * (a)	Colorado	0.75%	7/7/2016	245,005	245,005
Coconut Grove Bank *	Florida	0.50%	7/7/2016	245,272	245,272
Columbia Bank *	Washington	0.75%	7/7/2016	249,500	249,500
Comenity Bank Delaware *	Delaware	0.75%	7/7/2016	249,500	249,500
Comenity Capital Bank *	Utah	0.75%	7/7/2016	249,500	249,500
Commercial Bank Of California *	California	0.50%	7/7/2016	245,982	245,982
Commonwealth Bank and Trust Company *	Kentucky	0.90%	7/7/2016	54	54
Community Bank, Coast *	Mississippi	0.90%	7/7/2016	245,181	245,181
Coulee Bank *	Wisconsin	0.90%	7/7/2016	245,181	245,181
Dubuque Bank and Trust Company *	Iowa	0.90%	7/7/2016	76	76
Dubuque Bank and Trust Company *	Iowa	0.65%	7/7/2016	31	31
Dundee Bank *	Nebraska	0.80%	7/7/2016	245,659	245,659
EagleBank *	Maryland	0.75%	7/7/2016	245,005	245,005
East Boston Savings Bank *	Massachusettes	0.75%	7/7/2016	249,500	249,500
Embassy National Bank *	Georgia	0.90%	7/7/2016	246,549	246,549
Encore Bank N.A. *	Florida	0.50%	7/7/2016	245,961	245,961
Enterprise Bank and Trust *	Missouri	0.50%	7/7/2016	102,791	102,791
Enterprise Bank and Trust Company *	Massachusettes	0.75%	7/7/2016	249,500	249,500
Esquire Bank, National Association *	New York	0.90%	7/7/2016	245,180	245,180
EverBank *	Florida	0.46%	7/7/2016	246,619	246,619
Farmers State Bank *	Georgia	0.51%	7/7/2016	245,228	245,228
Farmers State Bank Spencer *	Nebraska	0.70%	7/7/2016	245,366	245,366
Fidelity Bank Georgia *	Georgia	0.60%	7/7/2016	245,956	245,956
First American Bank *	Illinois	0.35%	7/7/2016	100,279	100,279
First Business Bank *	Wisconsin	0.75%	7/7/2016	249,500	249,500
First Capital bank of Kentucky *	Kentucky	0.75%	7/7/2016	245,773	245,773
First Citrus Bank *	Florida	0.60%	7/7/2016	246,080	246,080
First City Bank Of Commerce *	Florida	0.75%	7/7/2016	246,473	246,473
First Community Financial Bank *	Illinois	0.75%	7/7/2016	3	3
First Community Financial Bank *	Illinois	0.90%	7/7/2016	91	91
First Foundation Bank *	California	0.80%	7/7/2016	245,905	245,905
First Internet Bank of Indiana *	Indiana	0.60%	7/7/2016	246,176	246,176
First Liberty Bank *	Oklahoma	0.65%	7/7/2016	245,130	245,130
First National Bank of Omaha *	Nebraska	0.75%	7/7/2016	50,001	50,001
First State Bank *	Illinois	0.65%	7/7/2016	245,131	245,131
First Tennessee Bank, NA *	Tennessee	0.90%	7/7/2016	245,181	245,181
Firstbank Florida *	Florida	0.70%	7/7/2016	246,143	246,143
Flagler Bank *	Florida	0.70%	7/7/2016	246,371	246,371
Floridian Community Bank *	Florida	0.60%	7/7/2016	246,163	246,163
Freedom Bank *	Florida	0.50%	7/7/2016	245,386	245,386
Frontier Bank *	Nebraska	0.90%	7/7/2016	245,121	245,121
Georgia Banking Co. *	North Dakota	0.75%	7/7/2016	249,500	249,500
Georgia Banking Company *	Georgia	0.90%	7/7/2016	122,984	122,984
Georgia Banking Company *	Georgia	0.75%	7/7/2016	2,915	2,915
Georgia Banking Company *	Georgia	0.65%	7/7/2016	119,234	119,234
Gorham Savings Bank *	Maine	0.75%	7/7/2016	249,500	249,500
Great Midwest Bank *	Wisconsin	0.50%	7/7/2016	245,244	245,244
Great Plains National Bank *	Oklahoma	0.65%	7/7/2016	245,131	245,131
Great Southern Bank *	Missouri	0.90%	7/7/2016	245,181	245,181
GulfShore Bank *	Florida	0.90%	7/7/2016	245,181	245,181
Independence Bank * (a)	Montana	0.75%	7/7/2016	245,394	245,394
Independence Bank * (a)	Montana	0.90%	7/7/2016	245,181	245,181
Independent Bank *	Texas	0.65%	7/7/2016	25	25
Independent Bank *	Texas	0.90%	7/7/2016	13	13
Independent Bank *	Texas	0.75%	7/7/2016	245,005	245,005
International Finance Bank *	Florida	0.70%	7/7/2016	246,364	246,364
Kennebec Federal Savings *	Maine	0.55%	7/7/2016	245,425	245,425
LegacyTexas Bank *	Texas	0.75%	7/7/2016	245,005	245,005
Liberty National Bank *	Ohio	0.75%	7/7/2016	245,005	245,005
Mabrey Bank *	Oklahoma	0.90%	7/7/2016	245,169	245,169
Machias Savings Bank *	Maine	0.75%	7/7/2016	249,500	249,500
Manufacturers Bank *	California	0.90%	7/7/2016	245,181	245,181
MB Financial Bank, N.A. *	Illinois	0.90%	7/7/2016	245,181	245,181
Meridian Bank *	Pennsylvania	0.90%	7/7/2016	245,181	245,181
Merrick Bank *	Utah	0.75%	7/7/2016	249,500	249,500
Metropolitan Commercial Bank *	New York	0.65%	7/7/2016	248,000	248,000
Mutual of Omaha Bank *	Nebraska	0.75%	7/7/2016	245,005	245,005
Native American Bank *	Colorado	0.70%	7/7/2016	245,691	245,691
New York Community Bank *	New York	0.75%	7/7/2016	249,500	249,500
Newtown Savings Bank *	Connecticut	0.65%	7/7/2016	245,131	245,131
NexBank *	Texas	0.75%	7/7/2016	246,013	246,013
NorthEast Community Bank *	New York	0.65%	7/7/2016	177,769	177,769
NorthStar Bank *	Iowa	0.50%	7/7/2016	245,289	245,289
Ocean Bank *	Florida	0.45%	7/7/2016	245,800	245,800
Oklahoma State Bank *	Oklahoma	0.75%	7/7/2016	245,479	245,479
Old Line Bank *	Maryland	0.90%	7/7/2016	245,181	245,181
One United Bank *	Massachusettes	0.50%	7/7/2016	245,397	245,397
Oritani Bank *	New Jersey	0.90%	7/7/2016	245,181	245,181
Pacific National Bank *	Florida	1.00%	7/7/2016	246,949	246,949
Panamerican Bank *	Florida	0.80%	7/7/2016	246,547	246,547
PeaPack Gladstone Bank *	New Jersey	0.50%	7/7/2016	245,284	245,284
Post Oak Bank *	Texas	0.60%	7/7/2016	245,715	245,715
Professional Bank *	Florida	0.90%	7/7/2016	246,793	246,793
Providence Bank & Trust *	Illinois	0.90%	7/7/2016	21	21
Providence Bank & Trust *	Illinois	0.65%	7/7/2016	39	39
Providence Bank & Trust *	Illinois	0.75%	7/7/2016	2	2
Quantum National Bank *	Georgia	0.50%	7/7/2016	245,979	245,979
Renasant Bank *	Mississippi	0.75%	7/7/2016	249,500	249,500
River Cities Bank *	Wisconsin	0.60%	7/7/2016	245,985	245,985
Riverbend Bank *	Texas	0.50%	7/7/2016	245,974	245,974
Rockford Bank and Trust Company *	Illinois	0.75%	7/7/2016	245,005	245,005
Sabadell United Bank , N.A. *	Florida	0.55%	7/7/2016	245,555	245,555
Santander Bank - Checking *	Delaware	0.00%	7/7/2016	100	100
Santander Bank N.A. *	Delaware	0.50%	7/7/2016	245,931	245,931
SouthEast Bank *	Tennessee	0.65%	7/7/2016	245,131	245,131
Sovereign Bank *	Texas	0.90%	7/7/2016	245,180	245,180
Sterling National Bank *	New York	0.90%	7/7/2016	245,181	245,181
Stonegate Bank *	Florida	0.90%	7/7/2016	246,404	246,404
TD Bank *	Delaware	0.10%	7/7/2016	10,030	10,030
The Bank of Delmarva *	Delaware	0.50%	7/7/2016	245,299	245,299
The Citizens National Bank of Bluffton *	Ohio	0.75%	7/7/2016	245,150	245,150
The Park National Bank *	Ohio	0.75%	7/7/2016	245,005	245,005
Total Bank *	Florida	0.60%	7/7/2016	245,339	245,339
Two Rivers Bank and Trust *	Iowa	0.90%	7/7/2016	245,085	245,085
Two Rivers Bank and Trust *	Iowa	0.65%	7/7/2016	7	7
Two Rivers Bank and Trust *	Iowa	0.75%	7/7/2016	1	1
United Bank *	West Virginia	0.75%	7/7/2016	245,005	245,005
Valley National Bank #2 *	Oklahoma	0.75%	7/7/2016	21,777	21,777
Venture Bank *	Minnesota	0.75%	7/7/2016	245,148	245,148
Washington Financial Bank *	Pennsylvania	0.75%	7/7/2016	249,500	249,500
Washington Savings *	Illinois	0.55%	7/7/2016	245,323	245,323
Wolverine Bank *	Michigan	0.25%	7/7/2016	5,670	5,670
TOTAL FOR BANK DEPOSITS (Cost $28,623,978) - 93.99%					$ 28,623,978

CERTIFICATES OF DEPOSIT - 4.02%
BAC Florida Bank *	Florida	0.99%	12/31/2016	$ 246,019	$ 246,019
Banco do Brazil *	Florida	1.34%	12/24/2016	246,652	246,652
Currie State Bank *	Minnesota	0.75%	7/5/2016	245,761	245,761
Randolph Savings Bank *	Massachusetts	1.09%	2/8/2017	246,232	246,232
Wolverine Bank *	Michigan	0.70%	7/7/2016	240,000	240,000
TOTAL FOR CERTIFICATES OF DEPOSIT (Cost $1,225,604) - 4.02%					$ 1,224,664

MONEY MARKET FUND - 2.01%
Fidelity Institutional Money Market Fund		0.40%	7/1/2016	$ 610,819	$ 610,819
TOTAL FOR MONEY MARKET FUND (Cost $610,819) - 2.01%					$ 610,819

TOTAL INVESTMENTS (Cost $30,460,401) - 100.02%					$ 30,459,461

LIABILITIES LESS OTHER ASSETS, NET - (0.02)%					(6,813)

NET ASSETS - 100.00%					$ 30,452,648

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(a) Deposits at this bank exceed federally insured limits of $250,000.

The accompanying notes are an integral part of these financial statements.

TCG Premier Money Market Fund
Statement of Assets and Liabilities
June 30, 2016

Assets:
Investments in Securities, at Value (Cost $30,460,401)	$ 30,459,461
Cash	663
Receivables:
Interest	430
Prepaid Expenses	1,350
Total Assets	30,461,904
Liabilities:
Payables:
Due to Advisor	4,494
Trustee Fees	500
Accrued Expenses	4,262
Total Liabilities	9,256
Net Assets	$ 30,452,648

Net Assets Consist of:
Paid In Capital	$ 30,453,588
Unrealized Depreciation in Value of Investments	(940)
Net Assets	$ 30,452,648

Institutional Class Shares:
Net Assets	$ 30,452,648
Shares Outstanding (Unlimited number of shares authorized without par value)	30,454,000
Net Asset Value	$ 1.00

The accompanying notes are an integral part of these financial statements.

TCG Premier Money Market Fund
Statement of Operations
For the year ended June 30, 2016

Investment Income:
Interest Income	$ 101,439
Total Investment Income	101,439

Expenses:
Advisory Fees	78,472
Transfer Agent	7,707
Trustee Fees	1,500
Legal	4,875
Audit Fees	2,500
Custody	2,882
Compliance Fees	1,210
NASDAQ Fees	611
Registration Fees	829
Miscellaneous	526
Printing & Mailing	4
Total Expenses	101,116
Fees Waived and Reimbursed by the Advisor	(54,129)
Net Expenses	46,987

Net Investment Income	$ 54,452

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	-
Net Change in Unrealized Depreciation on Investments	(940)
Net Realized and Unrealized Loss on Investments	(940)

Net Increase in Net Assets Resulting from Operations	$ 53,512

The accompanying notes are an integral part of these financial statements.

TCG Premier Money Market Fund
Statements of Changes in Net Assets

	Year Ended	Period Ended	(a)
	6/30/2016	6/30/2015
Increase in Net Assets From Operations:
Net Investment Income	$ 54,452	$ 1,135
Net Realized Gain on Investments	-	-
Change in Unrealized Appreciation (Depreciation) on Investments	(940)	-
Net Increase in Net Assets Resulting from Operations	53,512	1,135

Distributions to Shareholders:
Net Investment Income	(54,864)	(1,135)
Total Dividends and Distributions Paid to Shareholders	(54,864)	(1,135)

Capital Share Transactions	29,952,865	501,135

Total Increase in Net Assets	29,951,513	501,135

Net Assets:
Beginning of Period	501,135	-

End of Period (including accumulated undistributed net investment
income of $0 and $0, respectively)	$ 30,452,648	$ 501,135

(a) The Fund commenced investment operations on July 3, 2014.
The accompanying notes are an integral part of these financial statements.

TCG Premier Money Market Fund
Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the periods presented.

	Year Ended		Period Ended	(a)
	6/30/2016		6/30/2015

Net Asset Value, at Beginning of Period	$ 1.00		$ 1.00

Income From Investment Operations:
Net Investment Income *	0.00	(d)	0.00	(d)
Net Realized and Unrealized Gain (Loss) on Investments	0.00	(d)	0.00
Total from Investment Operations	0.00		0.00

Distributions:
Net Investment Income	0.00	(d)	0.00	(d)
Total from Distributions	0.00		0.00

Net Asset Value, at End of Period	$ 1.00		$ 1.00

Total Return **	0.32%		0.20%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 30,453		$ 501
Before Waivers
Ratio of Expenses to Average Net Assets	0.64%		3.23%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%		(2.70)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets	0.30%		0.25%	(b)
Ratio of Net Investment Income to Average Net Assets	0.35%		0.28%	(b)
Portfolio Turnover	0.00%		0.00%	(c)

(a) The Fund commenced investment operations on July 3, 2014.
(b) Annualized
(c) Not Annualized
(d) Amount is less than $0.005
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.
The accompanying notes are an integral part of these financial statements.

TCG Premier Money Market Fund
NOTES TO FINANCIAL STATEMENTS

June 30, 2016

1.  ORGANIZATION

The TCG Financial Series Trust VIII (“Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on April 9, 2013. The Trust may issue an unlimited number of shares of beneficial interest of separate series without par value. The TCG Premier Money Market Fund (formerly TCG U.S. Government Premier Money Market Fund) (the “Fund”) is a separate diversified series of the Trust. The Fund’s name was changed on October 28, 2015 removing the reference to “U.S. Government.”  There are currently no other series (or funds) in the Trust; however, additional series may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.  Currently, the only active share class is the Institutional Class shares.

The investment objective of the Fund is to achieve preservation of capital, current income, liquidity and stability of principal.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Investments:  The Fund seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Deposits held in the Fund’s portfolio include deposits in a checking account, money order, negotiable order of withdrawal account, savings account, money market deposit account, and time deposit such as a certificate of deposit.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.  Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit.  To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance. The Fund may, during the normal course of business, utilize certain Insured Cash Sweep Service Programs (“ICS Programs”) in making deposits. An ICS Program allocates the Fund’s deposits among several banks so that the Fund’s deposit at any one bank does not exceed the federally insured limit. Depending on the banks used in each ICS Program’s allocation, it may be possible that the Fund’s deposits at a particular bank exceed the federally insured limit as a result of the combination of the deposits made by different ICS Programs at that bank. In such a case, the Adviser will periodically adjust the Fund’s deposits so that each of its deposits will not exceed the federally insured limit.  As of June 30, 2016, the Fund’s deposits exceeded federally insured limits by 2.37%.

The Fund’s advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life to maturity of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

TCG Premier Money Market Fund
NOTES TO FINANCIAL STATEMENTS

June 30, 2016

The Fund’s advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of Subchapter M, of the Internal Revenue Code, that are applicable to regulated investment companies and to distribute substantially all its taxable income and net capital gains to its shareholders.  Therefore, no federal income tax provision is required.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years, as defined by Internal Revenue Service statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax year (2015) or expected to be taken in the Fund’s 2016 tax returns.   For the year ended June 30, 2016, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: Dividends from net investment income will be declared daily and paid monthly, if any.  Net realized capital gains, if any, will be distributed annually.  Distributions will be recorded on ex-dividend date.

Other: The Fund records security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities.

Net Asset Value Risk: There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Reclassification:  In accordance with GAAP, the Fund has recorded a reclassification in the capital accounts. As of June 30, 2016, the Fund recorded permanent book/tax differences of $412 from net investment loss to paid-in capital.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the advisor the responsibility for determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

TCG Premier Money Market Fund
NOTES TO FINANCIAL STATEMENTS

June 30, 2016

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.  The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets measured at fair value on a recurring basis follows.

Bank Deposit Accounts. Money market deposit accounts are valued at their cash liquidation value and are categorized as Level 1.

Money Market Funds. Money market funds are valued at their net asset value of $1.00 per share, and are categorized as Level 1.

Certificates of Deposit. Certificates of deposit are valued at their cash liquidation value and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund's assets measured at fair value as of June 30, 2016:

TCG Premier Money Market Fund
NOTES TO FINANCIAL STATEMENTS

June 30, 2016

	Financial Instruments – Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Bank Deposits	$ 28,623,978	$ -	$ -	$ 28,623,978
Certificates of Deposit	1,224,664	-	-	1,224,664
Money Market Fund	610,819	-	-	610,819
	$ 30,459,461	$ -	$ -	$ 30,459,461

For the year ended June 30, 2016, the Fund did not hold any assets at any time in which significant unobservable inputs were used in determining fair value.  Therefore, no reconciliation of Level 3 securities is provided.  Also, there were no transfers between any levels during the period.  The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

4.  MANAGEMENT, CUSTODY AND SERVICES AGREEMENT

Effective September 3, 2015, Catalyst Capital Advisors, LLC (“Catalyst” or the “Advisor”) has been retained by the Trust under an investment management agreement (the "Management Agreement") to act as the Fund’s investment advisor, subject to the authority of the Board.  The Management Agreement provides that the Advisor will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives, policies and restrictions of the Fund.  The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses. Prior to September 3, 2015, TCG Financial Services, LLC (“TCG”) was the Fund’s investment advisor.

It is the responsibility of the Advisor to make investment decisions for the Fund and to provide continuous supervision of the investment portfolio of the Fund. The Fund pays the Advisor a fee, computed daily and payable monthly, at the annual rate of 0.50% of the Fund’s average daily net assets.  For the period August 25, 2014 through September 2, 2015 the investment management fee was 0.60% of the Fund’s average daily net assets and paid to TCG. Effective September 3, 2015, the Board approved a change of the management fee, decreasing it to 0.50% of the average daily net assets of the Fund and paid to Catalyst.

The Advisor has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding brokerage;  taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; acquired fund fees and expenses; expenses incurred pursuant to the Fund’s shareholder servicing plan; extraordinary expenses; non-routine expenses and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any)).  For the period August 25, 2014 through September 2, 2015 the expense limitation was a percentage of daily net assets of 0.25% (Institutional Shares), 0.30% (Service Shares), 0.35% (Investor A Shares), 0.40% (Investor B Shares), 0.45% (Investor C Shares) of the Fund’s average daily net assets.  Effective September 3, 2015 the expense limitation is a percentage of daily net assets of 0.30% for all share classes until October 31, 2016 (excluding any front-end or contingent deferred loads, any Rule 12b-1 fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) of the Fund’s average daily net assets. While the Fund considers “non-routine expenses” to include, but not be limited to, any reimbursement payments made by the Fund to the investment advisor of fund fees and expenses that were previously voluntarily waived or reimbursed by the investment advisor in order to maintain a positive net yield for the fund (the “voluntary yield waiver”), the Advisor has agreed that such expenses are subject to the foregoing contractual expense limitation agreement. The Fund may have to repay some of these waivers and/or reimbursements to the Advisor in the following three (3) years provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The contractual expense limitation agreement may be terminated by a majority of the non-interested Trustees upon sixty (60) days’ written notice to the Advisor and will terminate automatically upon the termination of the Management Agreement.  The Advisor may not terminate this agreement without the consent of the Board of the Trust, which consent will not be unreasonably withheld.

For the period July 1, 2015 through September 2, 2015, TCG earned $527 pursuant to its management agreement with the Trust. For the period July 1, 2015 through September 2, 2015, TCG waived advisory fees of $527 and reimbursed expenses of $1,570, for a total of $2,097 pursuant to an expense limitation

TCG Premier Money Market Fund
NOTES TO FINANCIAL STATEMENTS

June 30, 2016

agreement. For the period September 3, 2015 through June 30, 2016, Catalyst earned $77,945 pursuant to the management agreement. For the period September 3, 2015 through June 30, 2016, Catalyst waived advisory fees of $52,032 pursuant to the expense limitation agreement. At June 30, 2016, the Fund owed the Advisor $4,494 in advisory fees.

At June 30, 2016, the amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2016	June 30, 2019	$52,032

A Trustee of the Trust was also an officer of TCG.

5.  DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 Plan (the "Plan") that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan has not been activated, currently.

6.  CAPITAL SHARE TRANSACTIONS

The Board is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.  As of June 30, 2016, paid-in-capital totaled $30,453,588.

The following is a summary of capital share activity for the year ended June 30, 2016 and period July 3, 2014 (commencement of investment operations) through June 30, 2015:

	Year Ended June 30, 2016		Period Ended June 30, 2015
	Shares	Amount	Shares	Amount
Shares Sold	30,800,000	$ 30,800,000	504,250	$ 504,250
Shares issued in reinvestment of distributions	54,864	54,864	1,135	1,135
Shares redeemed	(901,999)	(901,999)	(4,250)	(4,250)
Net Increase	29,952,865	$ 29,952,865	501,135	$ 501,135

7.  INVESTMENT TRANSACTIONS

For the year ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $0 and $0, respectively.

8.  TAX MATTERS

For the year ended June 30, 2016, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments	$ 30,460,401

Gross tax appreciation of investments	$ -

Gross tax depreciation of investments	$ (940)

Net tax depreciation of investments	$ (940)

The Fund declares daily and pays monthly, if any, income distributions.

TCG Premier Money Market Fund
NOTES TO FINANCIAL STATEMENTS

June 30, 2016

For the year ended June 30, 2016, the component of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income

$          -

Depreciation on Investments

$     (940)

          Total distributable earnings

$     (940)

During the year ended June 30, 2016, distributions of $0.0032 per share, or $54,864 in aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the year ended June 30, 2016 was $54,864 of ordinary income.

During the period July 3, 2014 (commencement of investment operations) through June 30, 2015, distributions of $0.0020 per share, or $1,135 in aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the period July 3, 2014 through June 30, 2015 was $1,135 of ordinary income.

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2016, Carey and Company, for the benefit of its customers, owned, in aggregate, approximately 99% of the voting securities of the Fund, and may be deemed to control the Fund.

10.  MONEY MARKET FUND REFORM

In October 2014, the SEC adopted amendments to the rules that govern money market mutual funds.  The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors and will become effective over the next two years.  The amendments will require a floating net asset value for institutional prime money market funds and institutional tax exempt money market funds as well as will provide for redemption fees and gates under certain circumstances.  Management has determined that it is in the best interest of the Fund to immediately amend its investment strategies so as to bring the Fund into compliance with the new regulations.

11.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

12.  INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties.  The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  The Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of the TCG Premier Money Market Fund,

  a Series of the TCG Financial Series Trust VIII

We have audited the accompanying statement of assets and liabilities of the TCG Premier Money Market Fund (the “Fund”) , a series of the TCG Financial Series Trust VIII, including the schedule of investments, as of June 30, 2016 and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period July 3, 2014 (commencement of investment operations) through June 30, 2015.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of cash and securities owned as of June 30, 2016, by correspondence with the custodian and underlying banks. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TCG Premier Money Market Fund, a series of the TCG Financial Series Trust VIII, as of June 30, 2016, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania August 25, 2016

TCG Premier Money Market Fund
Expense Illustration
June 30, 2016 (Unaudited)

Expense Example

As a shareholder of the TCG Premier Money Market Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016

Actual	$1,000.00	$1,001.93	$1.49
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,023.37	$1.51

* Expenses are equal to the Fund's annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TCG PREMIER MONEY MARKET FUND

TRUSTEES AND OFFICERS

JUNE 30, 2016 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address, Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years
Stephen Lachenauer 36 North New York Avenue Huntington, NY 11743 Age: 48	Trustee	Since 2015	Attorney, private practice	22	Chair of the Audit Committee and Trustee, Mutual Fund and Variable Insurance Trust (January 2016 – present); Chair of the Audit Committee and Trustee, Strategy Shares (January 2016 – present)
Donald McIntosh 36 North New York Avenue Huntington, NY 11743 Age: 47	Trustee	Since 2015	Credit risk review analyst, Santander Holdings USA (May 2015 – present); Governance analyst, Santander Bank (2011 – April 2015).	22	Trustee, Mutual Fund and Variable Insurance Trust (January 2016 – present); Trustee, Strategy Shares (January 2016 – present)

TCG PREMIER MONEY MARKET FUND

TRUSTEES AND OFFICERS

JUNE 30, 2016 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940 as amended, and each officer of the Trust.

Interested Trustee and Officers

Name, Address, Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years
Jorge H. Coloma ** 110 Merrick Way, Suite 2A Coral Gables, Florida 33134 Age: 72	Trustee, and President	Since Inception	Managing director of TCG Financial Services, LLC, 2010 to present; Managing director of Insured Deposits Conduit, LLC, 2003 to 2008.	10	None.
Jennifer Bailey 36 North New York Avenue Huntington, NY 11743 Age: 48	Secretary	Since 2016	Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010. .	N/A	N/A
Umberto Anastasi c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Age: 42	Treasurer	Since 2015	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.	N/A	N/A
James Szilagyi 36 North New York Avenue Huntington, NY 11743 Age: 53	Assistant Treasurer	Since 2016	Product Manager, Catalyst Capital Advisors LLC, 9/2015 to present; Senior Business Consultant, Fidelity Information Services, 2011 to 9/2015.	N/A	N/A
Frederick J. Schmidt 36 North New York Avenue Huntington, NY 11743 Age: 57	Chief Compliance Officer	Since September 2015	Director, MFund Services LLC since 5/2015; Director & Chief Compliance Officer, Citi Fund Services, 2010-2015; Senior Vice President & Chief Compliance Officer, Citi Fund Services, 2004-2010.	N/A	N/A

* The Fund Complex consists of those funds in the following trusts: Mutual Fund & Variable Insurance Trust, Strategy Shares and TCG Financial Series Trusts I-X.

** Mr. Coloma is an “interested person” of the Trust as defined in the 1940 Act by virtue of being an officer of the Funds’ previous advisor.

For the year ended June 30, 2016, the Independent Trustees received $1,000 in compensation.

TCG PREMIER MONEY MARKET FUND

ADDITIONAL INFORMATION

JUNE 30, 2016 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Fund at 1-800-494-2755 and from Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-800-494-2755 to request a copy of the SAI or to make shareholder inquiries.

Investment Advisor

Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2

Huntington, NY 11743

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

Thompson Hine LLP

41 S. High Street

Columbus, OH 43215

Custodian

The Huntington Bank, N.A.

41 South High Street
Columbus, OH 43219

Transfer Agent, Fund Accountant and Fund Administrator

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2016

$ 2,000

FY 2015

$ 2,000

(b)

Audit-Related Fees

Registrant

FY 2016

$ 0

FY 2015

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2016

$ 500

FY 2015

$ 500

Nature of the fees:

Preparation of tax return and excise tax return.

(d)

All Other Fees

Registrant

FY 2016

$ 0

FY 2015

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  All non-audit services were pre-approved by the audit committee.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2016

$ 500

FY 2015

$ 500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust VIII

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: September 7, 2016

By /s/ Bob Anastasi

Bob Anastasi

Treasurer

Date: September 7, 2016